SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Accounting Policies [Abstract]
Number of Operating Segments	1
Impairment losses on goodwill and intangible assets
Research and development grants recognized	$ 6,932	$ 5,763	$ 4,634
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	438,999	446,301	275,594
Basic earnings per share (in dollars per share) | $ / shares	$ 1.26	$ 1.94	$ 1.68
Diluted earnings per share (in dollars per share) | $ / shares	$ 1.23	$ 1.89	$ 1.63
Reduction in deferred revenues		$ 43
Remaining Performance Obligations	$ 5,362	7,983
Deferred revenues	2,256	3,985
Uncollected amounts of deferred revenue	3,106	3,998
Contract liabilities	3,985	$ 21,639
Additional lease assets	26,000
Additional lease liabilities	$ 28,000